GAIN FROM DEREGISTRATION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
GAIN FROM DEREGISTRATION OF SUBSIDIARIES
GAIN FROM DEREGISTRATION OF SUBSIDIARIES

27. GAIN FROM DEREGISTRATION OF SUBSIDIARIES

In 2019 and 2020, the Company closed several subsidiaries and schools through the deregistration procedures of local governmental and corporate service institutions. Those subsidiaries and schools had no business operations and were in accumulated deficit for years. As a result, the Company recognized gain from deregistration of those subsidiaries and schools in a collective amount of RMB 1,841 and RMB 3,967 in the years ended December 31, 2019 and 2020, respectively.